Shareholder Report, Average Annual Return (Details) 1014013_Franklin U.S. Equity Index ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	60 Months Ended	118 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Equity Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Equity Index ETF (NAV)
Average Annual Return, Percent		17.47%	10.51%	11.10%
Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[1]	17.53%	11.54%
Linked Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[2]	17.53%	10.56%	11.12%

[1]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[2]
††	The Linked Morningstar US Target Market Exposure Index measures the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.